Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of Movement in Intangible Assets

					2025
	Trademarks and similar intangibles £m	Goodwill £m	Computer software £m	Assets in the course of development £m	Total £m
1 January
Cost	80,277	46,169	1,299	165	127,910
Accumulated amortisation and impairment	(27,564)	(5,040)	(1,029)	(1)	(33,634)
Net book value at 1 January	52,713	41,129	270	164	94,276
Differences on exchange	(3,592)	(1,935)	(2)	—	(5,529)
Additions
– internal development	—	—	—	92	92
– acquisitions (note 27)	8	—	—	—	8
– separately acquired	35	—	—	55	90
Reallocations	61	—	127	(188)	—
Amortisation charge	(1,605)	—	(119)	—	(1,724)
Impairment	(5)	(277)	3	—	(279)
31 December
Cost	74,813	43,936	1,417	124	120,290
Accumulated amortisation and impairment	(27,198)	(5,019)	(1,138)	(1)	(33,356)
Net book value at 31 December	47,615	38,917	279	123	86,934

					2024
	Trademarks and similar intangibles £m	Goodwill £m	Computer software £m	Assets in the course of development £m	Total £m
1 January
Cost	78,848	46,021	1,408	110	126,387
Accumulated amortisation and impairment	(24,847)	(4,930)	(1,048)	—	(30,825)
Net book value at 1 January	54,001	41,091	360	110	95,562
Differences on exchange	915	77	(1)	(1)	990
Additions
– internal development	—	—	—	80	80
– separately acquired	95	—	—	15	110
Reallocations	—	—	40	(40)	—
Amortisation charge	(1,652)	—	(120)	—	(1,772)
Impairment	(646)	(39)	(9)	—	(694)
31 December
Cost	80,277	46,169	1,299	165	127,910
Accumulated amortisation and impairment	(27,564)	(5,040)	(1,029)	(1)	(33,634)
Net book value at 31 December	52,713	41,129	270	164	94,276
The below table shows the change in carrying value for the key definite-lived brands relating to the acquisition of Reynolds American.

	Carrying amount 1 January £m	Differences on exchange £m	Amortisation Charge £m	Carrying amount 31 December £m
Definite-lived intangibles
Newport	20,421	(1,393)	(669)	18,359
Camel	7,696	(525)	(252)	6,919
Pall Mall	2,522	(171)	(126)	2,225
Natural American Spirit	10,272	(702)	(336)	9,234
Other	2,153	(145)	(155)	1,853
Total	43,064	(2,936)	(1,538)	38,590

Schedule of impairment of intangible assets with indefinite useful life	The below table indicates the key assumptions used in assessing the indefinite-lived brands for impairment.

			2025			2024
	Carrying amount £m	Volume 5 Year CAGR*	Pre-tax discount rate %	Carrying amount £m	Volume 5 Year CAGR	Pre-tax discount rate %
Indefinite-lived intangibles
Grizzly	8,728	5.0%	7.3	9,373	7.6%	7.6
Total	8,728			9,832
Note:
*Volume five-year CAGR is calculated by reference to the first five years annual volumes in the fair value less cost of disposal model against the 2025 baseline.

Disclosure of intangible assets with definite useful life	The below table indicates the key assumptions used in assessing the key definite-lived brands for impairment.

			2025			2024
	Carrying amount £m	Volume 5 Year CAGR*	Pre-tax discount rate %	Carrying amount £m	Volume 5 Year CAGR	Pre-tax discount rate %
Definite-lived intangibles
Newport	18,359	(11.3)%	8.6	20,421	(12.5)%	8.6
Camel	6,919	(11.9)%	8.3	7,696	(12.6)%	8.6
Pall Mall	2,225	4.7%	8.4	2,522	(3.0)%	8.8
Natural American Spirit	9,234	(7.8)%	7.8	10,272	(8.1)%	7.9
Total	36,737			40,911
Note:
*Volume five-year CAGR is calculated by reference to the first five years’ annual volumes used in the discounted cash flow model against the 2025 baseline.

Schedule of Cash Generating Unit	For the purpose of impairment testing, goodwill has been attributed to the following CGUs:

		2025		2024
	Carrying amount £m	Pre-tax discount rate %	Carrying amount £m	Pre-tax discount rate %
Cash-generating unit
Reynolds American	29,322	8.5	31,491	9.0
Europe	5,632	6.6	5,358	6.7
Canada	1,994	11.4	2,229	9.8
Australia	664	11.8	662	7.9
South Africa	197	8.7	186	10.7
Singapore	371	6.7	376	8.4
GTR	246	9.2	249	7.1
Malaysia	170	10.1	187	10.6
Peru	—	N/A	74	8.7
Other	321	8.1	317	8.4
Total	38,917		41,129

Schedule of Impairment Charge From Possible Change in Assumptions	The excess of recoverable amount over the carrying value (headroom) of the Reynolds American cash-generating unit and the Newport, Camel, Pall Mall,
Natural American Spirit and Grizzly brand intangibles would be reduced to nil if the following individual changes were made to the key assumptions used in the impairment model.

		Reynolds American goodwill	Newport	Camel	Pall Mall	Natural American Spirit	Grizzly
Current headroom	£m	42,241	1,676	2,724	2,399	544	773
Assumptions:
Decrease in volume year-on-year in the discrete period by an additional *	%		(0.9)	(3.6)	(9.6)	(0.5)	(1.6)
Increase in pre-tax discount rate by	%	4.1	1.4	5.9	16.6	0.7	0.5
Decrease in terminal value growth rate by**	%	(4.3)					(0.6)
Notes:
*Brand Intangibles only. Volume sensitivity results in a proportional reduction in both net revenue and direct costs with no impact to operating margin %. Fixed overhead cost allocations remain flat. This demonstrates a year-on-year decrease in operating cash flow for the discrete forecast years for Grizzly and the remaining useful lives for other definite-lived trademarks. Before sensitising, the CAGRs over the remaining useful lives following the discrete period are as follows – Newport: -10.9%, Camel: -10.7%, Pall Mall: -15.7% and Natural American Spirit: -7.6%.
**Goodwill and Grizzly indefinite-lived brand intangible only.
The table below indicates the additional amount of impairment that would be required if the following individual changes were made to key assumptions within the value-in-use model.

Additional impairment £m
Assumptions
Decrease in volume by 3% year-on-year*	(355)
Decrease in five-year pricing CAGR by additional 1%	(110)
Increase in pre-tax discount rate by 100 bps	(116)
Note:
*Volume sensitivity results in a proportional reduction in both net revenue and direct costs with no impact to other operating costs which remain flat. This demonstrates a year-on-year decrease in operating cash flow for the forecast years.